BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 10, 2023	Dec. 15, 2021
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash	$ 0		$ 0	$ 22,232
Cash equivalents	0		0	0
Restricted Cash	148,736		843,313	0
Cash held outside of Trust Account	47,868,795		71,432,177	295,802,694		$ 1,539,541
Trust Account - Restricted for Redeeming Shareholders			24,539,002
Transaction costs						16,919,619
Underwriting fees						2,875,000
Deferred underwriting fee payable	10,062,500		10,062,500	10,062,500		10,062,500
Fair value of class A shares issued to underwriters						3,456,652
Other offering costs						525,467
Unrecognized tax benefits	0		0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0		$ 0	$ 0
Anti-dilutive securities attributable to warrants (in shares)	29,648,250	29,648,250	29,648,250	29,648,250
Effective income tax rate (in percent)	106.98%	27.76%	43.40%	32.10%
Statutory federal income tax rate (in percent)	21.00%		21.00%	21.00%
Initial Public Offering
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Transaction costs						16,919,619
Underwriting fees						2,875,000
Deferred underwriting fee payable						10,062,500
Fair value of class A shares issued to underwriters						3,456,652
Other offering costs						$ 525,467
Class A common stock subject to possible redemption
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class A common stock subject to possible redemption, outstanding (in shares)	4,345,663		4,345,663	28,750,000	6,630,703